ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Components of Accrued Expenses and Other Payables
The components of accrued expenses and other payables are as follows:

	As of December 31,
	2020 $	2021 $
Current:
Accrued cost of revenue and sales and marketing expenses	598,133	810,010
Accrued interest for convertible notes	3,203	4,540
Accrued office-related operating expenses	2,506	6,509
Business and other taxes payables	52,568	118,237
Other payables	60,911	177,293
Escrow payables	1,028,542	1,545,399
Accrued payroll and welfare expenses	156,725	277,774
Payables and accruals for purchases of property and equipment	14,889	56,874
Deposits payable	75,012	465,850
Finance lease liabilities	52	1,516
Others	40,920	67,185
	2,033,461	3,531,187

Non-current:
Finance lease liabilities	85	7,022
Others	36,074	69,212
	36,159	76,234